Credit risk exposure and allowances	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit risk exposure and allowances
12. Credit risk exposure and allowances
The table below sets forth the changes during 2021 and 2020 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the accompanying consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:

December 31, 2021

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2020	718,855,269	109,266,529	6,417,421	4,435,828	3,770,070	842,745,117

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(104,528,389)	104,713,829	—	—	—	185,440
Transfers from Stage 2 to Stage 1	79,598,231	(75,659,676)	(2,713,765)	—	—	1,224,790
Transfers from Stage 1 or 2 to Stage 3	(1,662,339)	(13,236,075)	(225,215)	14,989,534	229,684	95,589
Transfers from Stage 3 to Stage 1 or 2	237,926	42,246,400	12,776	(40,016,232)	(153,585)	2,327,285
Changes without transfers between Stages	55,994,655	(29,956,794)	5,850,172	57,330,421	390,105	89,608,559
New financial assets originated	3,246,870,356	110,398,370	4,064,415	697,454	646,986	3,362,677,581
Repayments	(2,961,721,392)	(85,799,667)	(6,506,735)	(22,825,251)	(652,300)	(3,077,505,345)
Write-offs	1	274	—	(5,278,113)	(60,190)	(5,338,028)
Foreign exchange	4,508,388	2,340,419	780,431	1,665	202,368	7,833,271
Inflation adjustment	(290,742,842)	(44,041,646)	(2,602,873)	(2,746,644)	(1,341,067)	(341,475,072)

Closing balance as of December 31, 2021	747,409,864	120,271,963	5,076,627	6,588,662	3,032,071	882,379,187

(1)	Refer to Note 39 for credit risk exposure of financial assets with stage allocation by asset classification.
December 31, 2020

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2019	430,242,696	70,739,530	3,570,279	8,190,743	7,800,313	520,543,561

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(145,717,129)	148,647,990	196,592	—	—	3,127,453
Transfers from Stage 2 to Stage 1	104,012,910	(99,384,248)	(60,786)	—	—	4,567,876
Transfers from Stage 1 or 2 to Stage 3	(18,493,321)	(9,094,920)	(3,006,467)	32,563,733	3,084,594	5,053,619
Transfers from Stage 3 to Stage 1 or 2	1,371,852	1,191,491	(2,136)	(2,960,713)	(56,709)	(456,215)
Changes without transfers between Stages	144,597,245	21,009,576	5,655,441	(33,405,471)	(5,031,558)	132,825,233
New financial assets originated	2,330,161,587	31,969,241	2,015,984	39,251,865	9,509,650	2,412,908,327
Repayments	(1,980,714,479)	(45,958,502)	(977,042)	(21,770,852)	(5,642,719)	(2,055,063,594)
Write-offs	—	12	—	(6,503,338)	(5,707,846)	(12,211,172)
Foreign exchange	13,479,207	8,594,121	838,819	58,580	1,102,979	24,073,706
Inflation adjustment	(160,085,299)	(18,447,762)	(1,813,263)	(10,988,719)	(1,288,634)	(192,623,677)

Closing balance as of December 31, 2020	718,855,269	109,266,529	6,417,421	4,435,828	3,770,070	842,745,117

(1)	Refer to Note 39 for credit risk exposure of financial assets with stage allocation by asset classification.

December 31, 2021

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2020	86,976,162	7,235,777	154,067	12,766	746	94,379,518

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(17,053,375)	14,945,617	—	—	—	(2,107,758)
Transfers from Stage 2 to Stage 1	16,601,710	(14,915,384)	(147,516)	—	—	1,538,810
Transfers from Stage 1 or 2 to Stage 3	(107,443)	(101,189)	(955)	145,440	—	(64,147)
Transfers from Stage 3 to Stage 1 or 2	44,933	48,726	—	(86,996)	—	6,663
Changes without transfers between Stages	9,710,339	2,735,747	302,901	(3,885)	(540)	12,744,562
New loan commitments and financial guarantees originated	93,818,187	1,788,445	153,411	12,953	—	95,772,996
Expirations and repayments	(76,859,379)	(2,595,208)	(275,211)	(29,568)	—	(79,759,366)
Write-offs	—	—	—	(141)	—	(141)
Foreign exchange	1,287,885	112,574	35,123	—	—	1,435,582
Inflation adjustment	(31,902,436)	(2,885,233)	(124,432)	(11,862)	(167)	(34,924,130)

Closing balance as of December 31, 2021	82,516,583	6,369,872	97,388	38,707	39	89,022,589

December 31, 2020

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2019	92,086,562	9,704,316	287,646	67,210	11	102,145,745

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(21,453,425)	19,951,237	—	—	—	(1,502,188)
Transfers from Stage 2 to Stage 1	14,939,522	(13,360,000)	(189)	—	—	1,579,333
Transfers from Stage 1 or 2 to Stage 3	(53,860)	(70,840)	(952)	70,814	2,251	(52,587)
Transfers from Stage 3 to Stage 1 or 2	92,935	25,714	12	(91,063)	(601)	26,997
Changes without transfers between Stages	7,111,816	(1,207,513)	(179,664)	(9,185)	(773)	5,714,681
New loan commitments and financial guarantees originated	51,230,563	4,768,552	149,648	3,506	—	56,152,269
Expirations and repayments	(31,312,059)	(10,183,153)	(37,449)	(20,622)	(53)	(41,553,336)
Write-offs	—	—	—	(83)	(9)	(92)
Foreign exchange	1,285,102	354,907	16,499	—	—	1,656,508
Inflation adjustment	(26,950,994)	(2,747,443)	(81,484)	(7,811)	(80)	(29,787,812)

Closing balance as of December 31, 2020	86,976,162	7,235,777	154,067	12,766	746	94,379,518

December 31, 2021

ALLOWANCES - FINANCIAL ASSETS	Not credit impaired			Credit impaired
	Stage 1	Stage 2		Stage 3		Total
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2020	10,782,206	12,243,846	604,742	3,713,857	2,351,981	29,696,632

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(3,831,152)	11,509,162	—	—	—	7,678,010
Transfers from Stage 2 to Stage 1	2,081,021	(7,453,083)	(261,280)	—	—	(5,633,342)
Transfers from Stage 1 or 2 to Stage 3	(144,499)	(4,199,360)	(36,913)	9,166,242	57,171	4,842,641
Transfers from Stage 3 to Stage 1 or 2	17,831	73,450	8,136	(1,364,846)	(78,612)	(1,344,041)
Changes without transfers between Stages	(5,707,158)	4,543,495	584,278	1,367,411	1,329,457	2,117,483
New financial assets originated	11,168,510	1,973,218	408,042	515,760	347,557	14,413,087
Repayments	(8,111,247)	(1,795,338)	(532,745)	(1,349,756)	(375,529)	(12,164,615)
Write-offs	—	(4)	—	(4,454,171)	(51,595)	(4,505,770)
Foreign exchange	129,349	123,676	61,761	884	120,462	436,132
Inflation adjustment	(3,100,588)	(4,927,089)	(235,021)	(2,388,888)	(918,798)	(11,570,384)

Closing balance as of December 31, 2021 (*)	3,284,273	12,091,973	601,000	5,206,493	2,782,094	23,965,833

(*)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 7,038,853.
December 31, 2020

ALLOWANCES - FINANCIAL ASSETS	Not credit impaired			Credit impaired
	Stage 1	Stage 2		Stage 3		Total
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2019	8,330,222	13,659,614	367,971	5,782,822	6,115,532	34,256,161

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(4,256,067)	18,910,237	40,455	—	—	14,694,625
Transfers from Stage 2 to Stage 1	4,865,056	(8,765,244)	(7,002)	—	—	(3,907,190)
Transfers from Stage 1 or 2 to Stage 3	(8,189,921)	(2,759,818)	(953,832)	16,369,150	1,582,069	6,047,648
Transfers from Stage 3 to Stage 1 or 2	30,795	112,154	(2,106)	(1,690,024)	(57,654)	(1,606,835)
Changes without transfers between Stages	8,693,969	(1,126,442)	1,233,146	(14,541,231)	(3,978,107)	(9,718,665)
New financial assets originated	24,001,782	3,847,526	217,560	18,335,335	9,557,233	55,959,436
Repayments	(20,611,474)	(8,731,902)	(118,101)	(13,255,537)	(5,053,818)	(47,770,832)
Write-offs	—	—	—	(5,155,271)	(5,860,293)	(11,015,564)
Foreign exchange	682,786	862,328	122,838	50,088	1,074,663	2,792,703
Inflation adjustment	(2,764,942)	(3,764,607)	(296,187)	(2,181,475)	(1,027,644)	(10,034,855)

Closing balance as of December 31, 2020 (*)	10,782,206	12,243,846	604,742	3,713,857	2,351,981	29,696,632

(*)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 8,688,884.
December 31, 2021

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2020	1,479,530	542,836	24,318	11,096	1,960	2,059,740

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(394,456)	1,198,210	—	—	—	803,754
Transfers from Stage 2 to Stage 1	299,189	(1,061,679)	(25,104)	—	—	(787,594)
Transfers from Stage 1 or 2 to Stage 3	(3,113)	(18,994)	(18)	99,681	8,765	86,321
Transfers from Stage 3 to Stage 1 or 2	1,176	3,063	—	(65,123)	—	(60,884)
Changes without transfers between Stages	(1,122,997)	(164,561)	44,996	(1,277)	(10,540)	(1,254,379)
New loan commitments and financial guarantees originated	2,394,510	100,001	23,387	8,669	—	2,526,567
Repayments	(1,667,168)	(138,953)	(20,015)	(19,727)	—	(1,845,863)
Write-offs	—	—	—	(125)	—	(125)
Foreign exchange	29,859	5,628	2,747	—	—	38,234
Inflation adjustment	(487,253)	(197,301)	(18,526)	(8,853)	(185)	(712,118)

Closing balance as of December 31, 2021	529,277	268,250	31,785	24,341	—	853,653

December 31, 2020

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Not credit impaired			Credit impaired
	Stage 1	Stage 2		Stage 3		Total
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2019	1,101,060	687,713	23,073	49,344	312	1,861,502

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(505,075)	1,879,519	—	—	—	1,374,444
Transfers from Stage 2 to Stage 1	409,864	(1,181,325)	(385)	—	—	(771,846)
Transfers from Stage 1 or 2 to Stage 3	(2,776)	(10,958)	(1,531)	45,340	3,832	33,907
Transfers from Stage 3 to Stage 1 or 2	2,925	2,196	82	(63,552)	(1,168)	(59,517)
Changes without transfers between Stages	228,424	(117,288)	(789)	(4,296)	(103)	105,948
New loan commitments and financial guarantees originated	1,248,839	333,145	18,433	3,102	—	1,603,519
Repayments	(697,056)	(873,208)	(5,346)	(13,402)	(242)	(1,589,254)
Write-offs	—	—	—	(68)	(193)	(261)
Foreign exchange	46,022	15,936	1,940	—	—	63,898
Inflation adjustment	(352,697)	(192,894)	(11,159)	(5,372)	(478)	(562,600)

Closing balance as of December 31, 2020	1,479,530	542,836	24,318	11,096	1,960	2,059,740